SHAREHOLDERS’ DEFICIT (Details Narrative) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	May 22, 2024	Apr. 16, 2024	Mar. 31, 2024	Mar. 01, 2024	Dec. 26, 2023	Oct. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	May 18, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized		5,000,000	5,000,000												5,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001												$ 0.0001
Preference shares, shares issued		0	0												0
Preferred stock, shares outstanding		0	0												0
Shares price per shares		$ 11.43	$ 11.03
Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value									$ 0.0001
Shares price per shares					$ 11.24								$ 10.55
Aspire Biopharma Inc [Member]
Class of Stock [Line Items]
Common stock, par value		$ 0.01	$ 0.01												$ 0.01
Common stock, shares outstanding		443,000,000	443,000,000												443,000,000
Common stock, voting rights		Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought.	Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought.
Stock split	20:1
Warrants outstanding		91,500,000	47,500,000												40,000,000
Aspire Biopharma Inc [Member] | Seven Parties [Member]
Class of Stock [Line Items]
Issuance of warrants		44,000,000	7,500,000													26,000,000
Average per share price		$ 0.40	$ 0.02													$ 0.004
Aspire Biopharma Inc [Member] | Shareholder [Member]
Class of Stock [Line Items]
Common stock, shares issued															2,000,000
Aspire Biopharma Inc [Member] | Three Parties [Member]
Class of Stock [Line Items]
Issuance of warrants															14,000,000
Average per share price															$ 0.01
Aspire Biopharma Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	750,000,000
Common stock, par value		$ 0.005	$ 0.005								$ 0.005				$ 0.005
Shares outstanding		443,322,059	443,000,000												443,000,000	402,700,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		300,000,000	300,000,000												300,000,000
Common stock, par value		$ 0.0001	$ 0.0001												$ 0.0001
Common stock, shares issued		7,187,500	7,187,500												0
Common stock, shares outstanding		7,187,500	7,187,500												0
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares outstanding		7,187,500	7,187,500	7,187,500			7,187,500				7,187,500	7,187,500
Class A Ordinary Shares Subject To Possible Redemption [Member]
Class of Stock [Line Items]
Ordinary shares subject to possible redemption, shares issued		577,644	1,803,729
Ordinary shares subject to possible redemption, shares outstanding		577,644	1,803,729												28,750,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		50,000,000	50,000,000												50,000,000
Common stock, par value		$ 0.0001	$ 0.0001												$ 0.0001
Common stock, shares issued		0	0												7,187,500
Common stock, shares outstanding		0	0												7,187,500
Ratio to be applied to the stock in the conversion		20.00%	20.00%
Common stock, voting rights			one
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares outstanding														7,187,500	7,187,500	7,187,500
Series A Preferred Stock [Member] | Aspire Biopharma Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										25,000,000
Preferred stock, par value										$ 0.0001
Preferred stock, shares outstanding			0
Common stock, shares authorized		750,000,000	750,000,000
Common stock, par value		$ 0.005	$ 0.01
Common stock, shares issued						35,702		286,357
Shares price per shares						$ 0.80		$ 0.80
Shares outstanding		322,059	0